Corporate Information	12 Months Ended
Dec. 31, 2021
Disclosure of general information about financial statements [text block] [Abstract]
Corporate information
1.	Corporate information

Cementos Pacasmayo S.A.A. (hereinafter “the Company”) was incorporated in 1957 and, under the Peruvian General Corporation Law, is an open stock corporation, its shares are listed in the Lima and New York Stock Exchange. The Company is a subsidiary of Inversiones ASPI S.A., which holds 50.01 percent of the Company’s common shares as of December 31, 2021, 2020 and 2019. The Company’s registered address is Calle La Colonia No.150, Urbanización El Vivero, Santiago de Surco, Lima, Peru. All the subsidiaries are domiciled and operate in Peru.

The Company’s main activity is the production and marketing of cement, blocks, concrete and quicklime in La Libertad region, in the North of Peru.

The issuance of the consolidated financial statements of the Company and its subsidiaries (hereinafter “the Group”) for the year ended December 31, 2021 was authorized by the Company’s Board of Directors on February 14, 2022. The consolidated financial statements as of December 31, 2020 and for the year ended that date were approved by the General Shareholders’ Meeting on March 23, 2021.

As of December 31, 2021 and 2020, the consolidated financial statements comprise the financial statements of the Company and its subsidiaries: Cementos Selva S.A. and subsidiaries, Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C., Salmueras Sudamericanas S.A., Calizas del Norte S.A.C. (on liquidation), Soluciones Takay S.A.C. and 150Krea Inc. To these dates, the Company maintains a 100 percent interest in all its subsidiaries.

The main activities of the subsidiaries incorporated in the consolidated financial statements are described as follows:

-	Cementos Selva S.A. is engaged in production and marketing of cement and other construction materials in the northeast region of Peru. Also, it holds 100 percent of the shares in Dinoselva Iquitos S.A.C. (a cement and construction materials distributor in the north of Peru, which also produces and sells precast, cement bricks and ready-mix concrete) and in Acuícola Los Paiches S.A.C. (a fish farm entity).

-	Distribuidora Norte Pacasmayo S.R.L. is mainly engaged in selling cement produced by the Company. Additionally, it produces and sells precast, cement bricks and ready-mix concrete.

-	Empresa de Transmisión Guadalupe S.A.C. is mainly engaged in providing electric energy transmission services to the Company.

-	Salmueras Sudamericanas S.A.(“Salmueras”) In December 2017, the Company decided not to continue with the activities related to this project of Salmueras.

-	Calizas del Norte S.A.C. (on liquidation). On May 31, 2016, the Company decided to liquidate the subsidiary Calizas del Norte S.A.C.

-	Soluciones Takay S.A.C., entity constituted on March 29, 2019 whose corporate purpose is to provide advisory services and information, promotion, acquisition, intermediation services for the management and development of real estate projects by natural and/or legal persons.

-	150Krea Inc., entity constituted on June 3, 2021 whose corporate purpose is the lease of intangible assets.

1.1	COVID 19 -

COVID-19, an infectious disease caused by a new virus, was declared a world-wide pandemic by the World Health Organization (“WHO”) on March 11, 2020.The measures to slow the spread of COVID-19 have had a significant impact on the global economy.

On March 15, 2020, the Peruvian government declared a nationwide state of emergency, effectively shutting down all business considered non-essential (with exception of food production and commercialization, pharmaceuticals and health). As a result, since that date, the Company shut-down its three production plants until the Peruvian government allowed it to restart production and commercial activities on May 20, 2020.

During the halt period, the Company was unable to generate revenues; however, it largely returned to the operating levels prior to the shut-down as of the month of August 2020. The Group has prepared the consolidated financial statements for the financial year ended December 31, 2021 on a going concern basis, which assumes continuity of current business activities and the realization of assets and settlement of liabilities in the ordinary course of business.

Regarding its financial obligations, the Company has not seen any change in its access and cost of financing; however, at the start of the state of emergency it took out a bank overdraft facility and short-term loans as a precautionary measure in order to cover its working capital needs, some of these loans have already been paid off and others are still outstanding as disclosed in note 16.

During 2021, a large part of the Peruvian population has been immunized with various types of vaccines, which has allowed us to continue with the economic reactivation and the reduction of positive cases. Given the presence of the Omicron variant, the Peruvian Government has established a series of measures to prevent the spread of this variant, these measures have been applied by the Company to safeguard the integrity and health of its workers and to continue with normal operations.

On January 21, 2022 the Government decided to extend the state of health emergency nationwide for 180 calendar days from March 2, 2022, to August 29, 2022 in order to continue with the prevention, control and health care actions for the protection of the population of the entire country.

The Company maintains various measures to preserve the health of its employees and to prevent contagion in its administrative and operational areas, such as remote work, rigorous cleaning of work environments, distribution of personal protective equipment, test of suspicious cases and body temperature measurement.